Taxation - Sales tax (Details)		12 Months Ended	30 Months Ended
	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2021
Services rendered
Sales tax
Value added tax rate (as a percent)		6.00%
Goods sold | Minimum
Sales tax
Value added tax rate (as a percent)		0.00%
Goods sold | Maximum
Sales tax
Value added tax rate (as a percent)		16.00%
Advertising And Marketing Revenues
Sales tax
Culture business construction fee percentage	3.00%		1.50%
Culture business construction fee rate date up to which the prevailing rate is applicable		Dec. 31, 2024